Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 1,280,681	$ 2,031,039
Restricted cash	488,715	412,665
Short-term investments and accrued interest receivable		320,950
Short-term investments - restricted	90,005	316,891
Accounts receivable and other current assets	3,046,678	1,305,317
Work-in-progress	518,762	527,300
Inventory	92,663	281,521
Costs and estimated profits in excess of billings	849,241
Other current assets	231,923	335,187
Total current assets	6,598,668	5,530,870
Property and equipment, net	23,831,680	24,820,575
OTHER ASSETS
Escrow cash reserves for contractual commitments	1,288,231	1,143,005
Deferred offering and loan costs	6,843	329,624
Intangible assets	258,666	563,593
Goodwill	214,090	214,090
Project development costs and other	89,540	345,361
Total other assets	1,857,370	2,595,673
TOTAL ASSETS	32,287,718	32,947,118
CURRENT LIABILITIES
Accounts payable	2,499,522	579,300
Accounts payable and accrued expenses	1,305,447	908,072
Payable to former owners of acquired company		985,872
Deferred revenue - license arrangement and other	317,408	317,408
Current portion of notes payable	910,612	234,807
Current deferred income taxes		11,000
Derivative liabilities	194,196	225,109
Nonrecourse debt	834,555	784,606
Total current liabilities	6,061,740	4,046,174
LONG-TERM LIABILITIES
Nonrecourse debt, net of current portion	9,032,734	9,866,504
Notes payable, net of current portion	3,123,617	2,998,668
Derivative liabilities- interest rate swap	265,804	898,400
Other long-term liabilities	553,464
Deferred revenue - license arrangement and 1603 Grant, net of current portion	1,967,839	2,070,128
Deferred revenue - power purchase contract	4,058,924	3,881,870
Deferred income taxes	42,000	31,000
Total long-term liabilities	19,044,382	19,746,570
REDEEMABLE PREFERRED MEMBERSHIP INTERESTS	2,518,450	2,518,450
REDEEMABLE CUMULATIVE PREFERRED STOCK OF SUBSIDIARY	1,580,000	180,000
Preferred Stock, 20,000,000 shares authorized
Common Stock - $.0001 par value; 100,000,000 shares authorized, 24,449,626 and 23,155,146 issued and 24,260,022 and 22,965,542 outstanding December 31, 2013 and 2012, respectively	2,445	2,316
Additional paid-in capital	9,348,324	9,341,235
Treasury stock, 189,604 shares held by the Company at December 31, 2013 and December 31, 2012	(218,965)	(218,965)
Accumulated deficit	(21,421,071)	(17,778,255)
Total equity attributable to Juhl Energy, Inc.	1,672,819	5,266,465
Noncontrolling interest in equity	1,410,327	1,189,459
Total stockholders' equity	3,083,146	6,455,924
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	32,287,718	32,947,118
Series A Convertivle Preferred Stock [Member]
Preferred Stock, 20,000,000 shares authorized
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	2,569,683	2,527,731
Series B Convertible Preferred Stock Member
Preferred Stock, 20,000,000 shares authorized
Preferred Stock, 20,000,000 shares authorized Series A convertible preferred stock - $.0001 par value, 4,820,000 issued and outstanding as of March 31, 2012 and December 31, 2011	11,392,403	11,392,403
Variable Interest Entity, Primary Beneficiary [Member]
CURRENT ASSETS
Cash	119,734	44,970
Restricted cash	374,443	330,633
Accounts receivable and other current assets	221,955	231,423
Property and equipment, net	15,003,771	15,669,942
OTHER ASSETS
Total other assets	800,000	700,000
TOTAL ASSETS	16,519,903	16,976,968
CURRENT LIABILITIES
Accounts payable and accrued expenses	403,533	424,270
Derivative liabilities	460,000	1,123,509
Nonrecourse debt	9,177,788	9,681,758
Total liabilities	10,071,918	11,246,159
LONG-TERM LIABILITIES
Deferred revenue - power purchase contract	$ 30,597	$ 16,622